CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
PROFIT/(LOSS) FOR THE YEAR	$ (295,577)	$ (92,951)	$ (46,880)
Other comprehensive income(loss) to be reclassified to profit and loss in subsequent periods:
Net investment hedge	(16,471)	7,950	13,838
Exchange differences on net investment in foreign operations	13,173	(11,883)	(42,326)
Translation differences	(33,904)	(40,533)	(9,442)
Other comprehensive income/(loss)	(37,202)	(44,466)	(37,930)
Total comprehensive (loss)/income	$ (332,779)	$ (137,417)	$ (84,810)